Restricted cash and cash equivalents - Summary of Restricted Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Miscellaneous current assets [abstract]
Cash at banks	₨ 2,314	$ 35	₨ 10,118
Short term deposits	169	3	1,629
Restricted cash and cash equivalents	₨ 2,483	$ 38	₨ 11,747